Offsetting of Derivative Liabilities and of Securities Sold Under Agreements to Repurchase Within Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Net Amounts Presented	$ 917.3		$ 699.8
Derivatives
Derivative [Line Items]
Gross Recognized Liabilities	3,100.9	[1]	2,023.0	[1]
Gross Amounts Offset	1,926.0	[1]	1,407.5	[1]
Net Amounts Presented	1,174.9	[1]	615.5	[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount	1,174.9	[1],[2]	615.5	[1],[2]
Derivatives | Subject to Master Netting Arrangement
Derivative [Line Items]
Gross Recognized Liabilities	2,234.2	[1]
Gross Amounts Offset	1,926.0	[1]
Net Amounts Presented	308.2	[1]
Gross Amounts Not Offset		[1]
Net Amount	308.2	[1],[2]
Derivatives | Not Subject to Master Netting Arrangement
Derivative [Line Items]
Gross Recognized Liabilities	866.7	[1]
Gross Amounts Offset		[1]
Net Amounts Presented	866.7	[1]
Gross Amounts Not Offset		[1]
Net Amount	866.7	[1],[2]
Derivatives | Foreign Exchange Contracts | Over the Counter Derivative
Derivative [Line Items]
Gross Recognized Liabilities	2,039.0	[1]	1,772.7	[1]
Gross Amounts Offset	1,073.3	[1]	877.1	[1]
Net Amounts Presented	965.7	[1]	895.6	[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount	965.7	[1],[2]	895.6	[1],[2]
Derivatives | Interest Rate Swaps | Over the Counter Derivative
Derivative [Line Items]
Gross Recognized Liabilities	163.7	[1]	249.3	[1]
Gross Amounts Offset	47.5	[1]	68.3	[1]
Net Amounts Presented	116.2	[1]	181.0	[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount	116.2	[1],[2]	181.0	[1],[2]
Derivatives | Interest Rate Swaps | Exchange Cleared
Derivative [Line Items]
Gross Recognized Liabilities	31.5	[1]
Gross Amounts Offset	9.1	[1]
Net Amounts Presented	22.4	[1]
Gross Amounts Not Offset		[1]
Net Amount	22.4	[1],[2]
Derivatives | Credit Default Swap Contracts | Over the Counter Derivative
Derivative [Line Items]
Gross Recognized Liabilities			1.0	[1]
Gross Amounts Offset				[1]
Net Amounts Presented			1.0	[1]
Gross Amounts Not Offset				[1]
Net Amount			1.0	[1],[2]
Derivatives | Cross Product Netting Adjustment
Derivative [Line Items]
Gross Recognized Liabilities		[1]		[1]
Gross Amounts Offset	28.4	[1]	37.1	[1]
Net Amounts Presented		[1]		[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount		[1],[2]		[1],[2]
Derivatives | Cross Product Collateral Adjustment
Derivative [Line Items]
Gross Recognized Liabilities		[1]		[1]
Gross Amounts Offset	767.7	[1]	425.0	[1]
Net Amounts Presented		[1]		[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount		[1],[2]		[1],[2]
Securities Sold under Agreements to Repurchase
Derivative [Line Items]
Gross Recognized Liabilities	917.3		699.8
Gross Amounts Offset
Net Amounts Presented	917.3		699.8
Gross Amounts Not Offset	917.3		699.8
Net Amount		[2]		[2]

[1]	Derivative liabilities are reported in other liabilities in the consolidated balance sheet. Other liabilities (excluding derivative liabilities) totaled $2,338.4 million and $1,961.7 million as of December 31, 2013 and 2012, respectively.
[2]	Northern Trust did not place any cash collateral with counterparties that was not offset in the consolidated balance sheet that could have been used to offset the net amounts presented in the consolidated balance sheet as of December 31, 2013 and 2012.